Stock-Based Compensation - Additional Information (Detail) $ in Thousands	6 Months Ended
	Jun. 30, 2022 USD ($) Quarters shares	Dec. 31, 2021 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Granted	239,610
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award equity instruments granted	3,699,376
Nonvested Award, Excluding Option, Cost Not yet Recognized, Amount | $	$ 19,124
Cost Expected to be Expensed, Weighted Average Period	3 years 6 months
Restricted Stock Units (RSUs) [Member] | Related Parties [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award equity instruments granted	491,775
Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized Compensation Costs | $	$ 5,899
Cost Expected to be Expensed, Weighted Average Period	1 year 10 months 13 days
Share-based Payment Arrangement, Option [Member] | Merger and Acquisition Transaction [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized Compensation Costs | $	$ 11,252
Cost Expected to be Expensed, Weighted Average Period	2 years 3 months 7 days
Number Of Outstanding Options Unvested	1,884,933
Share-based Payment Arrangement, Option [Member] | Related Parties [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Granted	239,610
Valens Semiconductor Ltd. 2021 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based Payment Award, Expiration Period	10 years
Sharebased Payment Award, Vesting Rights Percentage	25.00%
Share based Payment Award, Vesting Rights Remaining Spread In Quarters | Quarters	12
Ordinary Shares, Reserved For Issuance	28,383,788	28,383,788